Pro Forma and Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013
Common stock, par value	$ 0.01
Common stock, shares authorized	2,000,000,000
Common stock, shares issued	253,197,974
Common stock, shares outstanding	253,197,974
Pro Forma
Financing in ownership interest in Consumer Loan Companies subsequent to period end	$ 150,000
Amount commited to be invested in MSRs subsequent to period end	53,000
UPB of MSRs committed to be invested in subsequent to period end	22,100,000
Investments in MSRs closed subsequent to period end	19,100
Servicer advances purchased from equity contributions subsequent to period end	1,600,000
Cash inflow from repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS	462,600
Cash inflow from repurchase agreements related to Consumer Loan Companies	150,000
Cash outflow from servicer advances transactions	82,300
Cash outflow from trades payable	246,900
Cash outflow from purchase of Agency ARM RMBS and Non-Agency RMBS	450,800
Cash outflow from Excess MSR transactions	19,100
Cash outflows from acquisition of non-performing loans	8,400
TBA agreements with a long notional amount, subsequent to year end	850,000
TBA agreements with a short notional amount, subsequent to year end	975,000
Adjustments related to Consumer Loan company financing	150,000
Notes payable related to Servicer Advances	1,500,000
Payable on securities purchased but not yet settled	246,900
Pro Forma | Agency RMBS
Face value of RMBS sold subsequent to period end	154,200
Sale price of RMBS sold subsequent to period end	162,900
Adjustments related to Agency ARM RMBS and Non-Agency RMBS repurchase agreements	(127,500)
Pro Forma | Non-Agency RMBS
Face value of RMBS purchased subsequent to period end	740,600
Purchase price of RMBS purchased subsequent to period end	308,900
Face value of RMBS sold subsequent to period end	437,900
Sale price of RMBS sold subsequent to period end	248,500
Adjustments related to Agency ARM RMBS and Non-Agency RMBS repurchase agreements	$ 590,200